STOCKHOLDERS EQUITY (Tables)	9 Months Ended
Sep. 30, 2025
STOCKHOLDERS EQUITY
Schedule of Warrants Activity
	Warrants Outstanding		Weighted
	Number of	Weighted Average	Average Remaining life	Fair value
	Warrants	Exercise Price	(years)	on Grant Date
Outstanding, December 31, 2024	-	$-	-
Granted	13,116,256	3.828	2.25	35,419,867
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, September 30, 2025	13,116,256	$3.828	1.91	$24,327,803

Schedule of Estimated Fair Values of Liabilities Measured on Recurring Basis
Nine Months ended
September 30,
2025
Term	1.00 - 5.51 years
Expected average volatility	191% - 335%
Expected dividend yield	-
Risk-free interest rate	3.74% - 4.08%